PROSHARES TRUST
ProShares Ultra Gold K-1 Free ETF
ProShares Ultra Natural Gas K-1 Free ETF
ProShares Ultra Oil K-1 Free ETF
ProShares Ultra Silver K-1 Free ETF
(each a “Fund”, together the “Funds”)
Supplement dated April 20, 2026
to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated April 18, 2026, as supplemented or amended)
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Each Fund is not yet available for sale.
For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.